Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2015, 2014 and 2013:

	Year ended December 31,
	2015	2014	2013
U.S. Statutory rates	34.0%	34.0%	34.0%
Foreign income not recognized in USA	(34.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(2.5)	(5.8)	(5.6)
Valuation allowance	(7.7)	(37.5)	2.1
Tax on disposal of SGOCO (Fujian) (a)	-	(89.9)	-
Other (b)	(14.8)	(26.0)	1.7
Effective income taxes	0%	(134.2)%	23.2%

Notes:

(a)	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) (“Circular 698”) and the State Administration of Taxation Notice [2015] No. 7, a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2014 was an amount of $877 on the Sale of SGOCO (Fujian).

Included in income tax payable as of December 31, 2015 were payables made for the Sale of Honesty Group and Sale of SGOCO (Fujian) of $6,241 (2014: payables made for the Sale of Honesty Group of $6,241). The amounts remained unpaid as of the date of this Annual Report. The Company has already submitted relevant documents to the PRC tax bureau regarding the Sale of Honesty Group and the Sale of SGOCO (Fujian).

(b)	There were no other material items affecting the effective income tax for the years ended December 31, 2015, 2014 and 2013 except for (i) the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The other 14.8%, 26.0% and 1.7% for the years ended December 31, 2015, 2014 and 2013 included losses incurred by SGOCO of approximately $1.4 million, $0.5 million and $0.4 million, respectively and (ii) under-provision of Hong Kong profits tax and as a result of certain non-deductible expenses in prior year.

Schedule of Deferred Tax Assets

Significant components of deferred income tax assets and liabilities are as follows:

	December 31,
	2015	2014
Deferred income tax assets:
Net operating loss carry-forward	$939	$838
Less: Valuation allowance	(939)	(838)
	$-	$-